AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Aerospace & Defense — 5.0%
Northrop Grumman Corp.	30,234	$14,219,655
Raytheon Technologies Corp.	338,631	27,720,333
		41,939,988
Air Freight & Logistics — 2.1%
United Parcel Service, Inc. (Class B Stock)	106,189	17,153,771
Automobiles — 0.6%
General Motors Co.	146,000	4,685,140
Banks — 6.1%
Bank of America Corp.	617,491	18,648,228
JPMorgan Chase & Co.	111,475	11,649,137
PNC Financial Services Group, Inc. (The)	78,778	11,771,009
U.S. Bancorp	213,008	8,588,483
		50,656,857
Beverages — 2.2%
Coca-Cola Co. (The)	326,622	18,297,364
Capital Markets — 1.1%
Blackstone, Inc.(a)	112,916	9,451,069
Chemicals — 4.9%
Linde PLC (United Kingdom)	84,089	22,669,553
PPG Industries, Inc.	165,300	18,297,057
		40,966,610
Commercial Services & Supplies — 2.0%
Waste Management, Inc.	106,803	17,110,909
Communications Equipment — 1.4%
Cisco Systems, Inc.	286,717	11,468,680
Construction Materials — 2.2%
Vulcan Materials Co.	116,824	18,424,313
Diversified Financial Services — 2.4%
Apollo Global Management, Inc.	438,816	20,404,944
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	336,693	12,784,233
Electric Utilities — 1.5%
Edison International	221,813	12,550,179
Entertainment — 1.9%
Walt Disney Co. (The)*	169,348	15,974,597
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	63,524	13,638,603
Boston Properties, Inc.	68,967	5,170,456
		18,809,059
Food Products — 4.0%
Mondelez International, Inc. (Class A Stock)	319,027	17,492,251
Nestle SA, ADR	146,207	15,733,335
		33,225,586
Health Care Equipment & Supplies — 2.2%
Becton, Dickinson & Co.	81,778	18,222,592
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	48,994	$24,743,930
Household Products — 2.1%
Procter & Gamble Co. (The)	137,091	17,307,739
Insurance — 5.1%
American International Group, Inc.	250,771	11,906,607
MetLife, Inc.	230,286	13,996,783
Travelers Cos., Inc. (The)	112,082	17,170,963
		43,074,353
IT Services — 3.7%
Mastercard, Inc. (Class A Stock)	48,966	13,922,992
Visa, Inc. (Class A Stock)(a)	94,914	16,861,472
		30,784,464
Machinery — 0.4%
Otis Worldwide Corp.	57,754	3,684,705
Media — 2.1%
Comcast Corp. (Class A Stock)	612,269	17,957,850
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	194,310	5,310,492
Multi-Utilities — 2.6%
Public Service Enterprise Group, Inc.	67,238	3,780,793
Sempra Energy	122,017	18,295,229
		22,076,022
Oil, Gas & Consumable Fuels — 9.2%
Chesapeake Energy Corp.(a)	89,925	8,471,834
Enbridge, Inc. (Canada)(a)	650,004	24,115,149
EQT Corp.(a)	199,123	8,114,262
Pioneer Natural Resources Co.(a)	50,500	10,934,765
Williams Cos., Inc. (The)	882,954	25,278,973
		76,914,983
Pharmaceuticals — 7.8%
Johnson & Johnson	124,239	20,295,683
Merck & Co., Inc.	254,729	21,937,262
Pfizer, Inc.	343,194	15,018,169
Zoetis, Inc.	51,380	7,619,140
		64,870,254
Road & Rail — 2.0%
Union Pacific Corp.	84,358	16,434,626
Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Inc.	24,331	10,803,207
Intel Corp.	312,546	8,054,311
Texas Instruments, Inc.	41,264	6,386,842
		25,244,360
Software — 7.3%
Microsoft Corp.	168,435	39,228,511
Oracle Corp.	199,654	12,192,870
SAP SE (Germany), ADR(a)	113,800	9,246,250
		60,667,631
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.3%
Home Depot, Inc. (The)	69,338	$19,133,128
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	260,858	36,050,576

Total Long-Term Investments (cost $752,740,047)		826,381,004
Short-Term Investments — 8.3%
Affiliated Mutual Fund — 7.1%
PGIM Institutional Money Market Fund (cost $59,635,405; includes $59,522,827 of cash collateral for securities on loan)(b)(we)	59,677,042	59,635,268
Unaffiliated Fund — 1.2%
Fidelity Government Portfolio (Institutional Shares)	10,058,640	10,058,640
(cost $10,058,640)

Total Short-Term Investments (cost $69,694,045)		69,693,908

TOTAL INVESTMENTS—107.1% (cost $822,434,092)		896,074,912

Liabilities in excess of other assets — (7.1)%		(59,646,504)

Net Assets — 100.0%		$836,428,408

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,255,396; cash collateral of $59,522,827 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2